Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share-based Compensation
Schedule of changes in the status of outstanding options

	Number of options	Weighted average exercise price in RMB	Aggregate Intrinsic Value RMB
Outstanding as of December 31, 2009	46,566,631	2.0250	224,835
Granted on February 8, 2010	48,000,000	5.7308
Exercised	(5,100,780)	2.1240
Cancelled	—	—
Forfeited	(1,446,410)	2.1513
Outstanding as of December 31, 2010	88,019,441	4.0381	146,782

	Number of options	Weighted average exercise price in RMB	Aggregate Intrinsic Value RMB
Granted on April 28, 2011	28,400,000	4.7717
Exercised	(2,670,340)	2.2817
Cancelled	(44,646,484)	5.3662
Forfeited	(31,991,516)	5.3617
Outstanding as of December 31, 2011	37,111,101	1.9872	7,070
Exercisable as of December 31, 2011	21,236,741	1.9906	3,973

Summary of information about share option plans

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Weighted-average grant-date fair value per share of options granted	0.7208	1.5770	1.4501
Total intrinsic value of options exercised	—	32,465	9,495
Total fair value of share options vested	—	7,526	7,355

Summary of information about stock option plans

	Options outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted average exercise price in RMB	Options Exercisable
2009 Options	7,673,510	2.25	2.2982	4,274,630
2008 Options	28,784,960	2.26	1.8967	16,309,480
2007 Option A	652,631	5.0	2.3214	652,631
Total	37,111,101			21,236,741

2011 Options
Share-based Compensation
Schedule of weighted average assumptions used under the Black-Scholes option pricing model in determining the fair value of options

	Option F1	Option F2	Option F3	Option F4
Weight average assumptions — expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	1.93%	2.27%	2.54%	2.81%
Expected life	3.43 years	3.93 years	4.43 years	4.94 years
Expected volatility	35.54%	34.34%	32.93%	32.49%

2010 Options
Share-based Compensation
Schedule of weighted average assumptions used under the Black-Scholes option pricing model in determining the fair value of options

	Option E1	Option E2	Option E3	Option E4
Weight average assumptions — expected dividend yield	1.31%	1.31%	1.31%	1.31%
Risk-free interest rate	2.35%	2.61%	2.82%	3.06%
Expected life	3.64 years	4.14 years	4.64 years	5.14 years
Expected volatility	34.91%	33.7%	32.62%	31.82%

2009 Options
Share-based Compensation
Schedule of weighted average assumptions used under the Black-Scholes option pricing model in determining the fair value of options

	Option D1	Option D2	Option D3	Option D4
Weight average assumptions — expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.35%	3.51%	3.55%	3.61%
Expected life	3.56 years	4.06 years	4.56 years	5.06 years
Expected volatility	33.0%	31.9%	32.2%	31.2%

2008 Options
Share-based Compensation
Schedule of weighted average assumptions used under the Black-Scholes option pricing model in determining the fair value of options

	Option C1	Option C2	Option C3	Option C4
Weight average assumptions — expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.70%	3.71%	3.93%	4.07%
Expected life	3.86 years	4.36 years	4.86 years	5.36 years
Expected volatility	28.2%	28.9%	28.0%	27.6%

2007 Option A
Share-based Compensation
Schedule of weighted average assumptions used under the Black-Scholes option pricing model in determining the fair value of options

Weighted average assumptions—expected dividend yield	0%
Risk-free interest rate	2.71%
Expected life	5.6 years
Expected volatility	28.5%

2007 Option B
Share-based Compensation
Schedule of weighted average assumptions used under the Black-Scholes option pricing model in determining the fair value of options

	Option B1	Option B2	Option B3
Weight average assumptions — expected dividend yield	0%	0%	0%
Risk-free interest rate	3.81%	3.89%	3.97%
Expected life	3.92 years	4.42 years	4.92 years
Expected volatility	23.07%	23.29%	24.20%